Schedule of Increase in the Valuation Allowance (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax Expense at statutory federal rate of 21%					$ (5,392,727)	$ (3,239,371)
State income taxes, net of federal income tax benefit					60,000	23,364
Foreign Rate Differential					318
Permanent Differences					1,203,361	37,919
Change in Valuation Allowance					4,189,048	3,201,452
Total Income Tax Expense (benefit)	$ 12,814		$ 21,114		$ 60,000	$ 23,364	$ 1,653,067